Investment Objectives and Goals	Apr. 30, 2026
Founder-Led ETF
Prospectus [Line Items]
Risk/Return [Heading]	FOUNDER-LED ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Founder-Led ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Founder-Led Index (the “Index”).
Founder-Led 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FOUNDER-LED 2X DAILY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Founder-Led 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Founder-Led Index (the “Index”). The Fund does not aim to achieve 2x of the Index for any period other than a single day, measured from one NAV calculation to the next.

Important information about the Fund.
On a day when the Index rises, the Fund is designed to gain roughly twice as much as the Index. On a day when the Index falls, the Fund is designed to lose roughly twice as much as the Index. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Index return for the same period. The degree of difference will depend on factors that include:

•	the magnitude of day to day Index moves,

•	the volatility and path of Index returns, and

•	how long shares are held.

In general, higher volatility and frequent directional reversals in the Index tend to reduce the Fund’s return relative to 2x of the Index over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund i) presents different risk from other funds; ii) the Fund has greater risks than funds that do not use leverage; and iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.